Form N-1A Cover	Jul. 12, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Simplify Exchange Traded Funds
Entity Central Index Key	0001810747
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 12, 2024
Prospectus Date	Jul. 12, 2024